Post-employment benefit plans - Interest Cost (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	$ 17	$ 27	$ 33	$ 54
DB pension
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	25	37	49	74
OPEBs
Disclosure of defined benefit plans [line items]
Total net return on post-employment benefit plans	$ (8)	$ (10)	$ (16)	$ (20)